Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Textual [Abstract]
Deferred Income Tax Expense (Benefit)	$ 0	$ 0
Current Income Tax Expense (Benefit)	$ 0	0
Effective Income Tax Rate Reconciliation, Deduction, Percent	80.00%
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 4,424,133
Tax Credit Carryforward, Limitations on Use	2034
Effective Income Tax Rate Reconciliation, uncertain tax position	50.00%
Income Tax Uncertain tax position period	3 years
Income tax uncertain tax position	$ 0
Income Tax Examination, Increase (Decrease) in Liability from Prior Year	0
Chardan Healthcare Acquisition 2 Corp.[Member]
Income Tax Textual [Abstract]
U.S. federal and state net operating loss carryovers	781,000	2,500
Change in the valuation allowance	163,962
Federal Tax Authority [Member]
Income Tax Textual [Abstract]
Operating Loss Carryforwards	$ 4,311,540	$ 4,311,540
Operating Loss Carryforwards, Limitations on Use	The federal NOL carryforwards generated prior to 2018, totaling approximately $0.1 million, expire at various dates beginning in 2034, and the remaining federal NOL carryforwards generated in 2018, 2019, and 2020 do not expire.
Federal Tax Authority [Member] | Previously Reported [Member]
Income Tax Textual [Abstract]
Operating Loss Carryforwards			$ 100,000